Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Morgan Dempsey Large Cap Value ETF | Morgan Dempsey Large Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.46%	10.03%